SCHEDULE OF INVESTMENTS
Thornburg Emerging Markets Managed Account Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 103.1%
	Banks — 2.2%
	Banks — 2.2%
	Al Rajhi Bank	1,011	$ 25,501
			25,501
	Capital Goods — 7.5%
	Aerospace & Defense — 4.7%
	LIG Nex1 Co. Ltd.	135	54,016
	Electrical Equipment — 2.8%
	Contemporary Amperex Technology Co. Ltd. Class A	900	31,679
			85,695
	Consumer Discretionary Distribution & Retail — 3.6%
	Broadline Retail — 3.6%
[a]	MercadoLibre, Inc.	16	41,818
			41,818
	Consumer Durables & Apparel — 7.1%
	Household Durables — 3.8%
	Nien Made Enterprise Co. Ltd.	3,082	42,993
	Textiles, Apparel & Luxury Goods — 3.3%
	Kalyan Jewellers India Ltd.	5,891	38,141
			81,134
	Consumer Services — 2.6%
	Hotels, Restaurants & Leisure — 2.6%
[a]	Eternal Ltd.	9,826	30,242
			30,242
	Consumer Staples Distribution & Retail — 7.1%
	Consumer Staples Distribution & Retail — 7.1%
	Bid Corp. Ltd.	3,091	81,611
			81,611
	Energy — 8.3%
	Energy Equipment & Services — 4.1%
	ADNOC Drilling Co. PJSC	30,193	46,861
	Oil, Gas & Consumable Fuels — 4.2%
	Reliance Industries Ltd.	2,756	48,201
			95,062
	Financial Services — 5.2%
	Capital Markets — 5.2%
	360 ONE WAM Ltd.	2,505	34,759
	Saudi Tadawul Group Holding Co.	536	25,210
			59,969
	Food, Beverage & Tobacco — 15.6%
	Beverages — 15.6%
	Arca Continental SAB de CV	7,400	78,399
	Kweichow Moutai Co. Ltd. Class A	219	43,080
	Varun Beverages Ltd.	10,905	58,117
			179,596
	Health Care Equipment & Services — 2.6%
	Health Care Providers & Services — 2.6%
	Max Healthcare Institute Ltd.	2,040	30,329
			30,329
	Household & Personal Products — 3.9%
	Personal Care Products — 3.9%
	Proya Cosmetics Co. Ltd. Class A	3,825	44,194
			44,194

SCHEDULE OF INVESTMENTS, Continued
Thornburg Emerging Markets Managed Account Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Insurance — 2.6%
	Insurance — 2.6%
[a]	PB Fintech Ltd.	1,406	$ 29,806
			29,806
	Semiconductors & Semiconductor Equipment — 3.5%
	Semiconductors & Semiconductor Equipment — 3.5%
	MediaTek, Inc.	943	40,352
			40,352
	Software & Services — 3.8%
	Information Technology Services — 3.8%
	Tata Consultancy Services Ltd.	1,072	43,250
			43,250
	Technology Hardware & Equipment — 7.6%
	Electronic Equipment, Instruments & Components — 2.2%
	Lotes Co. Ltd.	562	25,972
	Technology Hardware, Storage & Peripherals — 5.4%
	Samsung Electronics Co. Ltd.	1,396	61,856
			87,828
	Telecommunication Services — 9.2%
	Diversified Telecommunication Services — 5.1%
	Converge Information & Communications Technology Solutions, Inc.	168,887	58,344
	Wireless Telecommunication Services — 4.1%
	Bharti Airtel Ltd.	2,029	47,524
			105,868
	Transportation — 5.7%
	Transportation Infrastructure — 5.7%
	Salik Co. PJSC	39,677	65,361
			65,361
	Utilities — 5.0%
	Electric Utilities — 5.0%
	Tenaga Nasional Bhd.	16,698	57,028
			57,028
	Total Common Stock (Cost $1,079,326)		1,184,644
	Short-Term Investments — 0.2%
[b]	Thornburg Capital Management Fund	252	2,515
	Total Short-Term Investments (Cost $2,515)		2,515
	Total Investments — 103.3% (Cost $1,081,841)		$1,187,159
	Liabilities Net of Other Assets — (3.3)%		(37,862)
	Net Assets — 100.0%		$1,149,297

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Emerging Markets Managed Account Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Emerging Markets Managed Account Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Class SMA.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Emerging Markets Managed Account Fund	June 30, 2025 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/25	Dividend Income
Thornburg Capital Mgmt. Fund	$31,758	$550,094	$(579,337)	$-	$-	$2,515	$1,427